Consolidated Statements Of Income And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net sales	$ 253,727	$ 240,938	$ 1,248,264	$ 1,320,184	$ 1,006,993
Cost of sales	205,177	174,007	932,460	995,638	717,742
Gross profit	48,550	66,931	315,804	324,546	289,251
Research and development	3,093	4,199	13,796	13,976	12,202
Selling and administrative expenses	29,713	38,725	145,540	144,561	119,009
Operating income	15,744	24,007	156,468	166,009	158,040
Equity in earnings of, and gain recorded on acquisition of, non-consolidated affiliate			0	0	(14,500)
Other (income) expense, net	550	(3,423)	(1,005)	4,835	(4,768)
Interest expense	9,008	4,762	23,247	18,307	5,076
Interest income	(64)	(81)	(261)	(424)	(1,333)
Income before income taxes	6,250	22,749	134,487	143,291	173,565
(Benefit) provision for income taxes	2,040	5,220	16,846	(9,893)	(1,095)
Net income	4,210	17,529	117,641	153,184	174,660
Basic income per common share:
Net income per share	$ 0.03	$ 0.12	$ 0.85	$ 1.06	$ 1.42
Weighted average common shares outstanding	134,645,729	143,795,454	138,551,804	145,156,045	122,620,950
Diluted income per common share:
Net income per share	$ 0.03	$ 0.12	$ 0.84	$ 1.05	$ 1.41
Weighted average common shares outstanding	134,832,558	144,498,767	139,700,104	146,402,286	123,452,565
STATEMENTS OF COMPREHENSIVE INCOME
Net income	4,210	17,529	117,641	153,184	174,660
Foreign currency translation adjustments	(7,309)	9,848	(9,929)	(32,202)	(5,866)
Commodities and foreign currency derivatives, net of tax of $292, $1,714 and $2,327, respectively	3,533	1,680	(8,812)	6,023	2,353
Other comprehensive loss, net of tax:	(3,776)	11,528	(18,741)	(26,179)	(3,513)
Comprehensive income	$ 434	$ 29,057	$ 98,900	$ 127,005	$ 171,147